Schedule of Investments (unaudited) October 31, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	$940	$942,970

Arizona — 2.6%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39(a)	550	595,531
Series A, 5.00%, 07/01/39(a)	465	488,818
Series A, (BAM), 4.00%, 06/01/44	730	820,375
Series A, 5.00%, 07/01/49(a)	525	547,731
Series A, 5.00%, 07/01/54(a)	405	421,893
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	535	598,189
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	800	809,756
Maricopa County Industrial Development Authority,Refunding RB(a)
5.00%, 07/01/39	195	227,200
5.00%, 07/01/54	450	509,819
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	2,450	3,352,019

		8,371,331

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(a)	1,370	1,490,809

California — 14.2%
California Community Housing Agency, RB, M/F Housing(a)
Series A, 5.00%, 04/01/49	200	224,454
Series A-2, 4.00%, 08/01/47	1,300	1,334,731
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 04/01/45	780	879,416
California Housing Finance, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	664	768,557
California Infrastructure & Economic Development Bank, RB, Series D, 0.39%, 08/01/47(b)	890	893,779
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	1,400	1,641,412
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	1,260	1,368,618
Series I, 5.50%, 11/01/30	5,000	5,510,965
Series I, 5.50%, 11/01/31	3,130	3,448,177
Series I, 5.50%, 11/01/33	3,000	3,301,602
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	1,555	1,592,869
Series A-2, 5.00%, 06/01/47	435	445,593
Kern Community College District, GO, Series C, 5.50%, 11/01/23(c)	2,445	2,697,652
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(c)	5,905	6,354,766
Series J, 5.25%, 05/15/38	1,675	1,799,576
Riverside County Public Financing Authority, RB, 5.25%, 11/01/25(c)	4,500	5,339,430
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,800	1,933,009
Series A, AMT, 5.25%, 05/01/33	1,410	1,506,801

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series A, AMT, 5.00%, 05/01/44	$1,860	$2,047,772
State of California, Refunding GO, 5.00%, 12/01/46	680	861,497
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	940	1,059,944

		45,010,620

Colorado — 2.2%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,500	1,652,301
Series A, AMT, 5.50%, 11/15/30	565	621,774
Series A, AMT, 5.50%, 11/15/31	675	742,382
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	790	863,702
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(a)	1,050	1,148,009
E-470 Public Highway Authority, Refunding RB, Series B, 0.38%, 09/01/39(b)	260	259,331
Haskins Station Metropolitan District, GO, Series A, 5.00%, 12/01/49	925	985,791
STC Metropolitan District No.2, Refunding GO, Series A, 5.00%, 12/01/38	715	777,578

		7,050,868

Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series 2015-A, 0.38%, 07/01/35(b)	715	712,716
Series I-1, 5.00%, 07/01/42	1,015	1,192,029
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	2,063,208

		3,967,953

Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/43	1,400	1,656,326

District of Columbia — 1.1%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/26	2,945	3,508,885

Florida — 15.2%
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/45(a)	465	489,240
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	4,730	5,718,111
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.13%, 10/01/23(c)	5,665	6,180,492
Series A, AMT, 5.00%, 10/01/45	1,440	1,622,493
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/22(c)	10,155	10,591,583
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 5.25%, 10/01/23(c)	3,130	3,427,334
County of Miami-Dade Seaport Department, ARB(c)
Series A, 5.38%, 10/01/23	1,765	1,936,874
Series A, 5.50%, 10/01/23	3,000	3,299,292

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, ARB(c) (continued)
Series B, AMT, 6.00%, 10/01/23	$1,060	$1,175,534
Series B, AMT, 6.25%, 10/01/23	800	889,949
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(a)	740	751,257
Finley Woods Community Development District, SAB
4.00%, 05/01/40	265	276,931
4.20%, 05/01/50	450	469,927
Florida Development Finance Corp., RB(a) AMT, 5.00%, 05/01/29	470	500,894
Series A, AMT, 5.00%, 08/01/29(b)	190	194,669
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	260	283,098
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/29	2,995	3,277,668
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	105	105,355
Miami-Dade County Seaport Department Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	555	633,951
Osceola Chain Lakes Community Development District, SAB 4.00%, 05/01/40	670	711,159
4.00%, 05/01/50	640	669,883
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	230	277,038
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	2,065	2,325,151
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(c)	1,805	1,947,436
Southern Groves Community Development District No.5, Refunding SAB, 4.00%, 05/01/43	380	396,343

		48,151,662

Georgia — 2.1%
Development Authority for Fulton County, RB, 4.00%, 06/15/49	815	922,843
Georgia Ports Authority, RB, 4.00%, 07/01/51(d)	2,220	2,597,651
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	1,368,869
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	1,420	1,671,100

		6,560,463

Hawaii — 1.7%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	2,805	3,175,389
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	740	800,880
AMT, 5.25%, 08/01/26	1,205	1,303,832

		5,280,101

Illinois — 11.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	950	1,166,482
Series A, 5.00%, 12/01/38	390	477,038
Series A, 5.00%, 12/01/39	340	414,438
Series A, 5.00%, 12/01/40	710	862,857
Series A, 5.00%, 12/01/41	455	552,376
Chicago Midway International Airport, Refunding ARB Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,140	1,233,293

Security	Par (000)	Value

Illinois (continued)
Chicago Midway International Airport, Refunding ARB (continued)
Series A, AMT, 2nd Lien, 5.50%, 01/01/28	$1,000	$1,056,575
Series A, AMT, 2nd Lien, 5.50%, 01/01/29	1,500	1,584,526
Series A, AMT, 2nd Lien, 5.38%, 01/01/33	2,000	2,107,854
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	735	855,985
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(c)	4,440	4,458,209
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	2,985	3,003,994
Cook County Community College District No. 508, GO 5.25%, 12/01/30	1,270	1,380,513
5.50%, 12/01/38	1,205	1,308,447
5.25%, 12/01/43	2,960	3,153,338
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 05/01/45	1,305	1,456,714
Series C, 5.00%, 02/15/41	975	1,154,965
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,090	1,258,533
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	1,050	1,162,074
State of Illinois, GO 5.25%, 02/01/31	1,495	1,635,198
5.25%, 02/01/32	2,320	2,537,565
5.50%, 07/01/33	1,000	1,073,811
5.50%, 07/01/38	700	751,062
Series A, 4.00%, 03/01/41	100	112,142
Upper Illinois River Valley Development Authority, Refunding RB, 5.00%, 01/01/45(a)	715	763,315

		35,521,304

Indiana — 0.4%
Indiana Finance Authority, RB
Series A, 5.00%, 06/01/41	300	329,734
Series A, 5.00%, 06/01/51	220	237,665
Series A, 5.00%, 06/01/56	190	204,351
Series A, AMT, 5.00%, 07/01/23(c)	460	494,580

		1,266,330

Iowa — 1.2%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	3,350	3,798,207

Louisiana — 0.8%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	2,225	2,460,136

Maryland — 3.2%
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	2,450	2,860,691
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/45	1,360	1,546,403
Maryland Stadium Authority, RB, (NPFGC), 5.00%, 05/01/34	4,780	5,848,282

		10,255,376

Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB Series A, 5.25%, 01/01/42	940	1,115,168

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB (continued)
Series A, 5.00%, 01/01/47	$420	$483,133
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 01/01/40	745	883,347

		2,481,648

Michigan — 2.2%
Michigan Finance Authority, Refunding RB, 4.00%, 09/01/50	445	499,693
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	175	174,668
Series A, 2.55%, 10/01/51	3,540	3,414,620
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	895	1,050,335
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	1,690	1,976,026

		7,115,342

Minnesota — 0.3%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	985	1,078,774

Mississippi — 2.4%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	2,225	2,473,170
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(c)	1,000	1,086,306
State of Mississippi, RB
Series A, 5.00%, 10/15/37	565	686,634
Series A, 4.00%, 10/15/38	2,815	3,192,899

		7,439,009

Montana — 0.6%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	150	157,697
Series B-2, 3.60%, 12/01/47	225	235,687
Montana Facility Finance Authority, Refunding RB, Series A, 3.00%, 06/01/50	1,415	1,496,125

		1,889,509

Nevada — 3.9%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	1,130	1,321,338
City of Las Vegas Nevada Special Improvement District No.814, SAB 4.00%, 06/01/39	120	131,336
4.00%, 06/01/44	335	364,561
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	2,690	2,975,129
Series A-1, (AGM), 4.00%, 06/01/46	2,910	3,188,932
County of Clark Nevada, GO
Series A, 5.00%, 06/01/36	2,065	2,526,051
Series A, 5.00%, 06/01/37	500	611,681
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	275	318,632

Security	Par (000)	Value

Nevada (continued)
Tahoe-Douglas Visitors Authority, RB (continued)
5.00%, 07/01/45	$340	$388,115
5.00%, 07/01/51	365	412,491

		12,238,266

New Hampshire(a)(b) — 0.4%
New Hampshire Business Finance Authority, Refunding RB
Series A, 3.63%, 07/01/43	415	439,621
Series B, AMT, 3.75%, 07/01/45	670	707,112

		1,146,733

New Jersey — 8.8%
New Jersey Economic Development Authority, RB 5.00%, 06/15/36	810	1,000,684
Series A, 5.00%, 06/15/47	2,500	2,947,955
Series LLL, 5.00%, 06/15/34	635	787,870
AMT, (AGM), 5.00%, 01/01/31	1,355	1,470,766
AMT, 5.38%, 01/01/43	1,940	2,128,003
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	2,050	2,226,079
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.50%, 06/15/39	3,040	3,264,708
Series BB, 4.00%, 06/15/50	1,775	1,973,071
Series S, 5.25%, 06/15/43	2,980	3,670,123
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/32	2,735	3,347,429
State of New Jersey, GO, Series A, 4.00%, 06/01/31	870	1,054,175
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	2,355	2,818,836
Sub-Series B, 5.00%, 06/01/46	870	1,001,387

		27,691,086

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	170	187,457

New York — 4.9%
Metropolitan Transportation Authority, RB
Series A, 5.25%, 11/15/21(c)	8,500	8,514,935
Series A-1, 5.25%, 11/15/39	1,550	1,663,646
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	740	833,165
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	960	1,048,609
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	345	426,139
AMT, 5.00%, 10/01/40	975	1,187,382
AMT, 4.00%, 10/31/46	605	682,066
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	1,042,699

		15,398,641

North Carolina — 0.5%
North Carolina Medical Care Commission, RB 4.00%, 09/01/41	100	114,284
4.00%, 09/01/46	100	112,800
4.00%, 09/01/51	130	146,306
Series A, 4.00%, 10/01/50	195	216,033

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
North Carolina Medical Care Commission, RB (continued)
Series A, 5.00%, 10/01/50	$515	$610,508
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	270	406,407

		1,606,338

North Dakota — 0.2%
University of North Dakota COP, Series A, (AGM), 4.00%, 06/01/46	510	579,251

Ohio — 3.4%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	490	544,580
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,080	4,584,777
Cleveland-Cuyahoga County Port Authority, RB 4.00%, 07/01/46	255	296,970
4.00%, 07/01/51	220	253,857
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	2,500	2,652,625
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,275	2,549,272

		10,882,081

Oregon — 0.4%
Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	1,100	1,310,521

Pennsylvania — 9.1%
Allegheny County Airport Authority, RB, Series A, AMT, 5.00%, 01/01/51	2,970	3,604,974
Altoona Area School District, GO, (BAM, SAW), 5.00%, 12/01/25(c)	185	217,752
Bristol Township School District, GO, (SAW), 5.25%, 06/01/37	2,500	2,685,145
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	100	110,807
4.00%, 07/01/51	100	110,423
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	740	828,930
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 5.00%, 09/01/48	1,690	2,032,004
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, AMT, 3.65%, 10/01/42	3,000	3,186,696
Pennsylvania Turnpike Commission, RB Sub-Series B-1, 5.25%, 06/01/47	2,300	2,745,416
Series A, Subordinate, 5.00%, 12/01/44	3,620	4,393,905
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	2,490	2,968,030
Springfield School District/Delaware County, GO (SAW), 5.00%, 03/01/40	1,485	1,800,597
(SAW), 5.00%, 03/01/43	1,100	1,330,394
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,215	2,638,769

		28,653,842

Puerto Rico — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,882	4,317,933
Series A-1, Restructured, 5.00%, 07/01/58	5,266	5,945,103
Series A-2, Restructured, 4.33%, 07/01/40	1,279	1,402,551

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$264	$294,152
Series B-1, Restructured, 4.75%, 07/01/53	407	451,195
Series B-2, Restructured, 4.78%, 07/01/58	394	438,666
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	4,757	1,549,364

		14,398,964

South Carolina — 5.3%
Charleston County Airport District, ARB Series A, AMT, 6.00%, 07/01/38	2,940	3,194,857
Series A, AMT, 5.50%, 07/01/41	2,500	2,691,660
County of Charleston South Carolina, ARB, 5.25%, 12/01/38	3,760	4,105,773
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(a)	825	858,413
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,360	1,617,372
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(c)	1,870	2,186,879
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,094,471
South Carolina Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	1,000	1,114,634

		16,864,059

Tennessee — 1.1%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	3,000	3,412,812

Texas — 6.1%
City of Beaumont Texas, GO, 5.25%, 03/01/23(c)	2,345	2,500,511
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	395	396,698
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	225	261,315
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37.	2,010	2,454,138
Series A, AMT, 5.00%, 07/01/27	220	254,692
Sub-Series A, AMT, 4.00%, 07/01/35	510	597,604
Sub-Series A, AMT, 4.00%, 07/01/36	510	593,036
Dallas Fort Worth International Airport, ARB, Series H, AMT, 0.00%, 11/01/21(c)	1,810	1,810,000
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,155	2,312,106
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	440	468,884
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/48	1,775	2,121,594
Red River Education Finance Corp., RB, 5.25%, 03/15/23(c)	1,070	1,142,439
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	2,500	3,075,310
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	272,985

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	$490	$640,333
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	360	424,796

		19,326,441

Utah(a) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49	170	179,204
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40	325	371,559

		550,763

Vermont — 1.0%
University of Vermont and State Agricultural College, Refunding RB, 5.00%, 10/01/43	2,535	3,061,575

Virginia — 1.8%
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(c)	945	952,466
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	4,000	4,668,264

		5,620,730

Washington — 3.2%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	660	766,318
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	2,485	2,943,224
State of Washington, COP
Series B, 5.00%, 07/01/36	1,000	1,233,202
Series B, 5.00%, 07/01/38	1,155	1,421,806
State of Washington, GO, Series C, 5.00%, 02/01/36	3,000	3,670,689

		10,035,239

Wisconsin — 1.9%
Public Finance Authority, RB
Series A, 4.00%, 11/15/37	175	200,305
Series A, 5.00%, 11/15/41	330	397,463
Series A, 5.00%, 07/01/55(a)	305	328,728
Series A, 5.00%, 10/15/55(a)	955	1,027,751
Series A-1, 4.50%, 01/01/35(a)	520	568,965
Public Finance Authority, Refunding RB 5.00%, 09/01/49(a)	285	305,685
Series A, 5.00%, 11/15/49	570	647,456
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	2,065	2,538,967

		6,015,320

Wyoming — 0.2%
Wyoming Municipal Power Agency, Inc., Refunding RB, Series A, (BAM), 5.00%, 01/01/27(c)	570	692,931

Total Municipal Bonds — 121.9% (Cost: $355,031,003)		384,970,673

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 2.8%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	$7,499	$8,833,810

Colorado(g) — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43	3,262	3,987,177
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49	1,710	1,896,985

		5,884,162

Connecticut — 1.1%
Connecticut State Health & Educational Facilities
Authority, Refunding RB, 5.00%, 12/01/45	3,061	3,546,025

Florida — 1.8%
Miami Dade Cnty Fl Seaport Rev, 4.00%, 10/01/49	4,995	5,738,454

Illinois — 3.2%
City of Chicago IIllinois Waterworks Revenue,
Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	760	762,679
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	1,980	2,266,115
Series B, 5.00%, 01/01/40	6,148	7,133,920

		10,162,714

Louisiana — 3.2%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	3,015	3,386,192
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	6,057	6,802,731

		10,188,923

Maryland — 4.7%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	2,499	2,949,554
Maryland Stadium Authority, RB, 5.00%, 05/01/47	9,817	11,955,429

		14,904,983

Michigan(g) — 2.5%
Michigan Finance Authority, RB 4.00%, 02/15/47	3,728	4,264,567
Series A, 4.00%, 02/15/44	3,332	3,812,458

		8,077,025

New York — 5.7%
New York City Water & Sewer System, Refunding RB, Series FF, 5.00%, 06/15/45	5,958	6,119,950
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	7,515	7,556,966
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(g)	4,400	4,409,106

		18,086,022

Pennsylvania — 6.0%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	3,600	4,119,885
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(g)	4,997	5,597,515

5

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38(g)	$5,927	$6,871,063
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,963	2,234,483

		18,822,946

Texas — 1.5%
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23	4,297	4,605,223

Virginia — 1.4%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(g)	3,720	4,424,600

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.8% (Cost: $105,883,919)		113,274,887

Total Long-Term Investments — 157.7% (Cost: $460,914,922)		498,245,560

	Shares

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	8,979,267	8,980,165

Total Short-Term Securities — 2.9% (Cost: $8,980,165)		8,980,165

Total Investments — 160.6% (Cost: $469,895,087)		507,225,725

Other Assets Less Liabilities — 0.9%		2,885,384

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.0)%		(63,191,736)

VMTP Shares at Liquidation Value — (41.5)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$315,919,373

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2024 to November 15, 2051, is $19,953,570.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$—	$8,980,194	(a)	$—	$(29)	$—	$8,980,165	8,979,267	$54	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$384,970,673	$—	$384,970,673
Municipal Bonds Transferred to Tender Option Bond Trusts	—	113,274,887	—	113,274,887
Short-Term Securities
Money Market Funds	8,980,165	—	—	8,980,165

	$8,980,165	$498,245,560	$—	$507,225,725

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(63,180,474)	$—	$(63,180,474)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

	$—	$(194,180,474)	$—	$(194,180,474)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

7